Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
11 Property,

plant and equipment
(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 31 December 2020 as reported 2,806 180,355 9,238 929 13,053 6,370 212,751
Impact of policy change 5) - 2,726 - - 110 - 2,836
Cost at 31 December 2020 as restated 2,806 183,082 9,238 929 13,163 6,370 215,587
Additions through business combinations 0 2 0 0 1 0 4
Additions and transfers 39 7,311 95 27 (396) 148 7,225
Disposals at cost (1,496) (1,975) (70) (353) (25) (501) (4,420)
Assets reclassified to held for sale 0 (1,010) (563) 0 0 (91) (1,664)
Foreign currency translation effects (13) (4,052) (220) (6) (130) (77) (4,497)
Cost at 31 December 2021 1,335 183,358 8,481 596 12,614 5,850 212,234
Accumulated depreciation and impairment
losses at 31 December 2020 (2,596) (132,427) (8,005) (524) (1,275) (2,251) (147,079)
Depreciation (68) (9,136) (232) (42) 0 (930) (10,408)
Impairment losses (42) (2,092) (401) (21) (390) (17) (2,962)
Reversal of impairment losses 0 1,675 0 0 0 2 1,677
Transfers 61 (1,319) 0 (61) 1,319 (11) (11)
Accumulated depreciation and impairment
on disposed assets 1,448 1,785 59 326 21 480 4,118
Accumulated depreciation and impairment
assets classified as held for sale 0 825 461 0 0 82 1,367
Foreign currency translation effects 9 2,926 192 2 (18) 27 3,138
Accumulated depreciation and impairment
losses at 31 December 2021 (1,188) (137,763) (7,926) (320) (344) (2,619) (150,159)
Carrying amount at 31 December 2021 147 45,595 555 276 12,270 3,231 62,075
Estimated useful lives (years)

3 - 20
UoP
1)

15 - 20

10 - 33
2)

1 - 20
3)
(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 31 December 2019 as reported 2,818 179,063 8,920 909 10,371 5,339 207,422
Impact of policy change
5)
- 1,762 - - 37 - 1,799
Cost at 31 December 2019 as restated 2,818 180,825 8,920 909 10,408 5,339 209,221
Additions and transfers 68 7,782 110 27 2,478 968 11,433
Disposals at cost (28) (243) (7) 0 (5) (13) (295)
Assets reclassified to held for sale (66) (9,095) 0 (15) (159) 0 (9,335)
Foreign currency translation effects 13 3,812 214 7 441 75 4,563
Cost at 31 December 2020 2,806 183,082 9,238 929 13,163 6,370 215,587
Accumulated depreciation and impairment
losses at 31 December 2019 (2,395) (125,327) (7,051) (475) (892) (1,329) (137,469)
Depreciation (102) (8,240) (248) (23) 0 (874) (9,488)
Impairment losses (201) (4,667) (516) (36) (445) (25) (5,889)
Reversal of impairment losses 0 218 0 0 0 0 218
Transfers 18 (68) (1) 0 41 0 (10)
Accumulated depreciation and impairment
on disposed assets 27 231 7 0 1 11 278
Accumulated depreciation and impairment
assets classified as held for sale 65 8,373 0 12 75 0 8,525
Foreign currency translation effects (9) (2,947) (196) (3) (56) (35) (3,244)
Accumulated depreciation and impairment
losses at 31 December 2020 (2,596) (132,427) (8,005) (524) (1,275) (2,251) (147,079)
Carrying amount at 31 December 2020 209 50,654 1,232 405 11,888 4,119 68,508
Estimated useful lives (years)

3 - 20
UoP 1)

15 - 20

20 - 33
2)

1 - 19
3)
Depreciation according to unit of production method (UoP), see note 2 Significant accounting policies .
2)

Land is not depreciated
. Buildings include leasehold improvements.
3)

Depreciation linearly over contract period.
4)

See note 23 Leases.
5)

See note 2 Significant accounting policies and note 21 Provisions and other liabilities. For 2020 table, additions and currency
lines are also impacted by the policy change.
The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2021 and 2020 amounted to
USD 1.730

billion and USD
0.089

billion, respectively.
For assets reclassified to held for sale, see note 5 Acquisitions and disposals.
Net impairments/(reversal) of impairments
Full year Property, plant and equipment

Intangible assets
3)

Total
(in USD million) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Producing and development assets 1) 1,285 5,671 3,230 (2) 680 608 1,283 6,351 3,838
Goodwill 1) 1 42 164 1 42 164
Other intangible assets 1) 0 8 41 0 8 41
Acquisition costs related to oil and gas prospects 2) 154 657 49 154 657 49
Total net impairment loss/(reversal) recognised 1,285 5,671 3,230 154 1,386 863 1,439 7,057 4,093
Producing and development assets, refining and manufacturing plants, goodwill and other intangible assets are subject to
impairment assessment under IAS 36. The total net impairment losses recognised under IAS 36 in 2021 amount to USD
1.285
billion, compared to 2020 when the net impairment amounted to USD 6.401 billion, including impairment of acquisition costs - oil
and gas prospects (intangible assets).
2)

Acquisition costs related to exploration activities, subject to impairment assessment under the successful efforts method (IFRS
6).
3)

See note 12 Intangible assets
.
For impairment purposes, the asset's carrying amount is compared to its recoverable amount. The recoverable amount is the higher of
fair value less cost of disposal (FVLCOD) and estimated value in use (VIU).
The base discount rate for VIU calculations is 5.0 % real after tax. The discount rate is derived from Equinor's weighted average cost of capital. For projects, mainly within the REN segment, in periods with fixed low risk income a lower discount rate will be considered.
A derived pre-tax discount is in the range of 18 - 32 % for E&P Norway, 5 - 9 % for E&P International, 6 - 7 % for E&P USA and 7 % for
MMP depending on asset specific characteristics, such as specific tax treatments, cash flow profiles and economic life. See note 2
Significant accounting policies to the Consolidated financial statements for further information regarding impairment on property, plant and equipment.
The table below describes, per area, the Producing and development assets being impaired/(reversed) and the valuation method used to determine the recoverable amount; the net impairment/(reversal), and the carrying amount after impairment.
At 31 December 2021 At 31 December 2020
(in USD million)
Valuation
method
Carrying
amount after
impairment
Net impairment
loss/ (reversal)
Carrying
amount after
impairment
Net impairment
loss/ (reversal)
Exploration & Production Norway
VIU 5,379 (1,102) 7,042 1,219
Exploration & Production USA - onshore
VIU 1,979 8 4,676 (19)
FVLCOD 0 40 1,122 2,331
Exploration & Production USA - offshore Gulf of Mexico
VIU 798 18 2,808 305
North America - offshore other areas
VIU 0 0 53 146
FVLCOD 0 (22) 0 0
Europe and Asia
VIU 1,566 1,609 3,687 1,280
Marketing, Midstream & Processing
VIU 632 486 1,297 824
FVLCOD 236 230 668 228
Right of use assets/Other
VIU 16 (2) 265 36
FVLCOD 4 17 0 0
Total
10,610 1,282 21,619 6,351
Exploration & Production Norway
In 2021, the impairment reversals were USD 1.102

billion, caused by increased price estimates and upward reserve revision.
In 2020, the impairments were USD 1.219

billion, mainly because of reduction in future price estimates. Negative reserve revisions and increased cost estimates added to the impairment losses.
Exploration & Production USA - onshore
In 2021, the net impairment was USD 48

million of which net reversal of USD
2

million was classified as exploration expenses. The
impairments were USD 108

million of which USD
20

million classified as exploration expensed were caused by downward reserve revision and sale of an asset. The reversal of USD 60

million of which USD
22

million was classified as exploration expenses was
caused by upward reserve revision.
In 2020, the net impairment was USD 2.313

billion of which USD
0.680

billion was classified as exploration expenses. The impairment losses of USD 2.547

billion of which USD
0.743

billion classified as exploration expenses, were caused by decreased price assumptions and a change to fair value less cost of disposal valuation in relation to held for sale classification.

The impairment
reversals of USD 0.234

billion in 2020 were caused by improved production profile.
Exploration & Production USA - offshore Gulf of Mexico
In 2021, the impairment was USD 18

million caused by downward reserve revision.
In 2020, the impairments were USD 305

million caused by decreased price assumptions.
Exploration & Production International – North America offshore other areas
In 2021, the impairment reversal was USD 22

million related to sale of an asset.
In 2020, the impairment was USD 146

million due to operational issues.
Exploration & Production International – Europe and Asia
In 2021, the net impairment was USD 1.609

billion. Impairments were USD
1.786

billion mainly caused by downward reserve
revisions. The reversal of USD 0.177

billion was caused by higher prices
In 2020, the impairments were USD 1.280

billion due to decreased price assumptions and negative reserve revisions.
Marketing, Midstream & Processing
In 2021, the impairment losses were USD 716

million mainly caused by increased CO
2

fees and – quotas on a refinery and change to
fair value less cost of disposal valuation in connection with a held for sale classification.
In 2020, the impairment losses were USD 1.052

billion mainly due to reduced refinery margin estimates and increased cost estimates.
Reduced volume-estimates from processing added to the impairment loss.
Accounting assumptions
Management’s future commodity price assumptions and currency assumptions are used for value in use impairment testing.

The
same assumptions are also used for evaluating investment opportunities, together with other relevant criteria, including among

others
robustness targets (value creation in lower commodity price scenarios). While there are inherent uncertainties in the assumptions, the
commodity price assumptions as well as currency assumptions reflect management’s best estimate of the price and currency
development over the life of the Group’s assets based on its view of relevant current circumstances and the likely future development
of such circumstances, including energy demand development, energy and climate change policies as well as the speed of the energy
transition, population and economic growth, geopolitical risks, technology and cost development and other factors. Management’s
best estimate also takes into consideration a range of external forecasts.
Equinor has performed a thorough and broad analysis of the expected development in drivers for the different commodity markets and
exchange rates. Significant uncertainty exists regarding future commodity price development due to the transition to a lower carbon
economy, future supply actions by OPEC+ and other factors. The management’s analysis of the expected development in drivers for the different commodity markets and exchange rates resulted in changes in the long-term price assumptions with effect from the third quarter of 2021. The following price assumptions have been the basis for the impairment assessments.
All commodity prices are on a real 2021 basis, and comparable prices as per the fourth quarter of 2020 and up to the third quarter of
2021 are given in brackets.
For Brent

blend, Equinor

expects a

price of
65

USD/bbl in

2025 (
67

USD/bbl) then

gradually an

increase to

a peak

in 2030

before
declining to 64

USD/bbl in 2040 (
66

USD/bbl), and further down

to below
60

USD/bbl in the 2050s.

Price assumptions from 2025

are
unchanged compared to year-end 2020, with the exception that the real year has been changed from 2020 to 2021.
For natural gas in the UK (NBP), we expect some volatility, where the trend is a decrease to 6.4

USD/mmbtu in 2030 (
6.7
USD/mmbtu). From 2030, a flatter price-curve is expected, with the price gradually increasing to 7.7

USD/mmbtu in 2040 (
8.0
USD/mmbtu). Beyond 2040, a declining price trend is foreseen as the energy transition is expected to impact the demand side. For
2050, the price is expected to be at the pre-2035 level of 7.0

USD/mmbtu (
7.7

USD/mmbtu).
Henry Hub is expected to decrease to 3.2

USD/mmBtu in 2030 (
3.3

USD/mmbtu) and
3.3

USD/mmbtu in 2040 (
3.8

USD/mmbtu), a
level that is expected to continue through the 2040s.
The electricity prices are expected to increase significantly in the future. Due to the increasing gas and CO
2

prices the electricity prices
in Germany are by the end of fourth quarter expected to be 157

EUR/MWh in 2022 (
61

EUR/MWh), the expectation for 2022 by the
end of the third quarter was 77

EUR/MWh. In 2030 the prices are expected to be
58

EUR/MWh (
43

EUR/MWh) and then rather flat
towards 2050.
Climate considerations are included in the impairment calculations directly by estimating the CO
2

taxes in the cash flows. Indirectly,
the expected effect of climate change is also included in the estimated commodity prices where supply and demand are considered.
The prices also have effect on the estimated production profiles and economic cut-off of the projects. Furthermore, climate considerations are a part of the investment decisions following Equinor’s strategy and commitments to the energy transition.
The EU ETS price has increased significantly from 56

EUR/tonne since the third quarter assessment and is expected to remain high,
in the region of 80

EUR/tonne for the next few years. Then the price is expected to be
65

EUR/tonne (
27.5

EUR/tonne) in 2030 and
thereafter increasing to 100

EUR/tonne (
41

EUR/tonne) in 2050 (assumptions used in 2020 in brackets). Norway’s Climate Action
Plan for the period 2021-2030 (Meld. St 13 (2020-2021)) which assumes a gradually increased

CO
2

tax (the total of EU ETS +
Norwegian CO
2

tax) in Norway to
2,000

NOK/tonne in 2030 is used for impairment calculations of Norwegian upstream assets.
Impairment calculations are based on what is considered to be best estimate. To reflect that carbon will have a cost for all our assets the current best estimate is considered to be EU ETS for countries outside EU where carbon is not already subject to taxation or
where Equinor has not established specific estimates.
The long-term NOK currency exchange rates are expected to be unchanged. The NOK/USD rate from 2024 and onwards is kept at
8.50 , the NOK/EUR at 10.0

and the USD/GBP rate at
1.35 .
The Weighted Average Cost of Capital (WACC) rate is 5%. This rate is basically the interest rate used for upstream activities. For other business areas the discount rate will be determined based on a risk assessment.

Typically, the rate

will decrease for
assets/projects where the revenue is secured by fixed fees or government grants.
Sensitivities
Commodity prices have historically been volatile. Significant downward adjustments of Equinor’s commodity price assumptions would
result in impairment losses on certain producing and development assets in Equinor’s portfolio including intangible assets that are
subject to impairment assessment, while an opposite adjustment could lead to impairment-reversals. If a decline in commodity price
forecasts over the lifetime of the assets were 30%, considered to represent a reasonably possible change, the impairment amount to be recognised could illustratively be in the region of USD 9 billion before tax effects. See note 3 Consequences of initiatives to limit climate changes for possible effect of using the prices in a 1.5 o C compatible Net Zero Emission by 2050 scenario as estimated by the
International Energy Agency (IEA)
These illustrative impairment sensitivities, both based on a simplified method,

assumes no changes to input factors other than prices;
however, a price reduction of 30
% or those representing Net Zero Emission scenario is likely to result in changes in business plans as
well as other factors used when estimating an asset’s recoverable amount. These associated changes reduce the stand-alone impact
on the price sensitivities. Changes in such input factors would likely include a reduction in the cost level in the oil and gas industry as
well as offsetting foreign currency effects, both of which have historically occurred following significant changes in commodity prices.
The illustrative sensitivities are therefore not considered to represent a best estimate of an expected impairment impact, nor an
estimated impact on revenues or operating

income in such a scenario. In comparison, following the amended assumptions described above in the accounting assumptions section and the decline in commodity prices, the impairment impact recognised is considerably
lower. A significant and prolonged reduction in oil and gas prices would also result in mitigating actions by Equinor and its licence partners, as a reduction of oil and gas prices would impact drilling plans and production profiles for new and existing assets.
Quantifying such impacts is considered impracticable, as it requires detailed technical, geological and economical evaluations based
on hypothetical scenarios and not based on existing business or development plans.